PIMCO Variable Insurance Trust

Supplement dated July 31, 2023 to the Administrative Class Prospectus, Advisor Class and Class M Prospectus and Institutional Class Prospectus, each dated April 28, 2023, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO All Asset Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by Robert D. Arnott, Christopher J. Brightman and Jim Masturzo. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. Research Affiliates serves as the asset allocation sub-adviser to the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Robert D. Arnott, Christopher J. Brightman and Jim Masturzo. Mr. Arnott is the Chairman and Founder of Research Affiliates and he has managed the Portfolio since its inception in April 2003. Mr. Brightman is Chief Executive Officer and Chief Investment Officer of Research Affiliates and he has managed the Portfolio since November 2016. Mr. Masturzo is CIO of Multi-Asset Strategies of Research Affiliates and he has managed the Portfolio since July 2023.

In addition, effective immediately, disclosure concerning the portfolio managers of the Portfolio in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO All Asset	Robert D. Arnott	4/03*	Chairman and Founder, Research Affiliates, since July 2002. Previously, Mr. Arnott was Chairman of First Quadrant, L.P. until April 2004. He first joined First Quadrant in April 1998.

PIMCO All Asset	Christopher J. Brightman	11/16

Chief Executive Officer, Research Affiliates, since July 2021, and Chief Investment Officer, Research Affiliates, since April 2014. Previously at Research Affiliates, Mr. Brightman served as a Managing Director and Head of Investment Management. Prior to joining Research Affiliates in 2010, Mr. Brightman was chief executive officer of the University of Virginia Investment Management Company.

PIMCO All Asset	Jim Masturzo	7/23

Partner and CIO of Multi-Asset Strategies of Research Affiliates, since July 2013. Mr. Masturzo is a member of Research Affiliates’ Investment and Management Committees. Prior to joining Research Affiliates, he worked at Bloomberg. He has investment experience since December 1999 and holds a bachelor’s degree in electrical engineering from Cornell University and an MBA from Duke University Fuqua School of Business. He is a CFA charterholder.

*	Inception of the Portfolio

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_073123

PIMCO Variable Insurance Trust

Supplement dated July 31, 2023 to the PIMCO All Asset Portfolio

Administrative Class Prospectus, PIMCO All Asset Portfolio Advisor Class Prospectus, PIMCO All Asset Portfolio Class M Prospectus and PIMCO All Asset Portfolio Institutional Class Prospectus, each dated April 28, 2023, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO All Asset Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by Robert D. Arnott, Christopher J. Brightman and Jim Masturzo. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. Research Affiliates serves as the asset allocation sub-adviser to the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Robert D. Arnott, Christopher J. Brightman and Jim Masturzo. Mr. Arnott is the Chairman and Founder of Research Affiliates and he has managed the Portfolio since its inception in April 2003. Mr. Brightman is Chief Executive Officer and Chief Investment Officer of Research Affiliates and he has managed the Portfolio since November 2016. Mr. Masturzo is CIO of Multi-Asset Strategies of Research Affiliates and he has managed the Portfolio since July 2023.

In addition, effective immediately, disclosure concerning the portfolio managers of the Portfolio in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO All Asset	Robert D. Arnott	4/03*	Chairman and Founder, Research Affiliates, since July 2002. Previously, Mr. Arnott was Chairman of First Quadrant, L.P. until April 2004. He first joined First Quadrant in April 1998.

PIMCO All Asset	Christopher J. Brightman	11/16

Chief Executive Officer, Research Affiliates, since July 2021, and Chief Investment Officer, Research Affiliates, since April 2014. Previously at Research Affiliates, Mr. Brightman served as a Managing Director and Head of Investment Management. Prior to joining Research Affiliates in 2010, Mr. Brightman was chief executive officer of the University of Virginia Investment Management Company.

PIMCO All Asset	Jim Masturzo	7/23

Partner and CIO of Multi-Asset Strategies of Research Affiliates, since July 2013. Mr. Masturzo is a member of Research Affiliates’ Investment and Management Committees. Prior to joining Research Affiliates, he worked at Bloomberg. He has investment experience since December 1999 and holds a bachelor’s degree in electrical engineering from Cornell University and an MBA from Duke University Fuqua School of Business. He is a CFA charterholder.

*	Inception of the Portfolio

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_073123

PIMCO Variable Insurance Trust

Supplement dated July 31, 2023 to the

Statement of Additional Information dated April 28, 2023, as supplemented from time to time

(the “SAI”)

Disclosure Related to the PIMCO All Asset Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by Robert D. Arnott, Christopher J. Brightman and Jim Masturzo.

Accordingly, effective immediately, corresponding changes are made to the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI and the following information is added:

	Total Number of Other Accounts	Total Assets of All Other Accounts (in $ millions)	Number of Other Accounts Paying a Performance Fee	Total Assets of Other Accounts Paying a Performance Fee (in $ millions)
Masturzo*
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investment Companies	0	$0.00	0	$0.00
Other Accounts	0	$0.00	0	$0.00

*	Effective July 31, 2023, Mr. Masturzo co-manages the PIMCO All Asset Portfolio ($284.6 million). Information for Mr. Masturzo is as of June 30, 2023.

In addition, effective immediately, the following is added to the end of the paragraph immediately preceding the above-mentioned table:

Effective July 31, 2023, the PIMCO All Asset Portfolio is jointly and primarily managed by Robert D. Arnott, Christopher J. Brightman and Jim Masturzo.

In addition, effective immediately, corresponding changes are made to the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI and the following information is added:

	Portfolios Managed by Portfolio Manager	Dollar Range of Shares Owned
Masturzo*	PIMCO All Asset Portfolio	None

*	Effective July 31, 2023, Mr. Masturzo co-manages the PIMCO All Asset Portfolio. Information for Mr. Masturzo is as of June 30, 2023.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP3_073123